LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2022
LOANS AND BORROWINGS
LOANS AND BORROWINGS

9     LOANS AND BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2021	2022

Short-term borrowings	4,639,674	1,652,196
Current portion of long-term borrowings	1,308,339	1,971,771
Sub-total	5,948,013	3,623,967
Long-term borrowings, excluding current portion	18,284,514	23,518,058
Total loans and borrowings	24,232,527	27,142,025

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As of December 31,
	2021	2022

Unsecured short-term loans and borrowings	512,387	1,388,192
Secured short-term loans and borrowings	4,127,287	264,004
	4,639,674	1,652,196

Short-term borrowings were secured by the following assets:

	As of December 31,
	2021	2022

Accounts receivable	65,985	—
Property and equipment, net	397,285	245,543
Operating lease ROU assets	81,397	—

	544,667	245,543

As of December 31, 2021 and 2022, short-term borrowings of the consolidated VIEs of RMB18,460 and nil, respectively, were guaranteed by GDS Holdings Limited and its subsidiaries.

The weighted average interest rates of short-term borrowings outstanding as of December 31, 2021 and 2022 were 4.91% and 7.94% per annum, respectively.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As of December 31,
	2021	2022

Unsecured long-term loans and borrowings	60,000	—
Secured long-term loans and borrowings	19,532,853	25,489,829
	19,592,853	25,489,829

Long-term borrowings were secured by the following assets:

	As of December 31,
	2021	2022

Accounts receivable	974,536	1,256,289
Other current assets	—	97,049
Property and equipment, net	2,629,904	11,103,541
Prepaid land use rights, net	634,953	17,733
Operating lease ROU assets	1,537,304	3,607,506
Other non-current assets	14,691	23,912
	5,791,388	16,106,030

As of December 31, 2021 and 2022, long-term borrowings of the consolidated VIEs of RMB1,060,250 and RMB885,854, respectively, were guaranteed by GDS Holdings Limited and its subsidiaries.

In addition to the above assets pledged for secured borrowings, some of the borrowings were guaranteed by the equity interests of the subsidiaries of GDS Holdings Limited.

The weighted average interest rates of long-term borrowings as of December 31, 2021 and 2022 were 5.53% and 5.44% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

The outstanding long-term borrowings mature serially from 2023 to 2037. The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2022 are as follows:

Long-term borrowings
Twelve months ending December 31,
2023	1,971,771
2024	3,454,547
2025	2,676,381
2026	3,231,850
2027	4,235,557
Thereafter	9,919,723
25,489,829

The Company entered into secured loan agreements with various financial institutions for project development and working capital purpose with terms ranging from 1 to 15 years.

As of December 31, 2022, the Company had total working capital and project financing credit facilities of RMB37,767,305 from various financial institutions, of which the unused amount was RMB10,730,455. As of December 31, 2022, the Company had drawn down RMB27,036,850 from such facilities, of which RMB1,389,256 (net of debt issuance costs of RMB3,526) was recorded in short-term loans and borrowings and RMB25,489,829 (net of debt issuance costs of RMB154,239) was recorded in long-term loans and borrowings, respectively. In addition, the Company also had other short-term loans and borrowings from non-financial institutions which were assumed through certain acquisitions of subsidiaries. Drawdowns from the credit facility  from financial institutions are subject to the approval of the banks and are subject to the terms and conditions of each agreement.

More specifically, the terms of these secured loan facility agreements generally include one or more of the following conditions. If any of the below conditions were to be triggered, the Company could be obligated to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule.

Specifically, the secured loan facilities can be divided into onshore project loan facilities and offshore project loan facilities (including Hong Kong SAR and Malaysia).

Below are the terms and conditions for onshore project loan facilities:

(i)

STT GDC Pte. Ltd. (a) is not or ceases to, directly or indirectly, be the beneficial owner of at least 25% of the issued share capital of GDS Holdings, or (b) does not or ceases to have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to cast, or control the casting of, at least 25% of the votes that may be cast at a meeting of the board of directors (or similar governing body) of GDS Holdings, or (c) is not or ceases to be the single largest shareholder of GDS Holdings;

(ii)

GDS Holdings and GDS Investment Company are not or cease to be, directly or indirectly, the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, GDS Investment Company (in the case of GDS Holdings), GDS Beijing, Global Data Solutions Co., Ltd. (“GDS Suzhou”), a subsidiary company of GDS Beijing and the relevant borrowing subsidiaries;

(iii)	Management HoldCo ceases to, directly or indirectly, own at least 100% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou;
(iv)

GDS Beijing, GDS Suzhou and the relevant borrowing subsidiaries cease to, directly or indirectly, be the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, their consolidated subsidiaries;

(v)

GDS Holdings is not or cease to be, directly or indirectly, the legal and beneficial owner of all equity interests held by it in the relevant borrowing subsidiaries, or have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control the relevant borrowing subsidiaries;

(vi)	there are changes in the shareholding structure of a principal operating subsidiary of GDS Holdings, as defined in the relevant loan facility agreement; and
(vii)

the IDC license of GDS Beijing, the borrowing subsidiaries, other affiliated entities, or the authorization by GDS Beijing to one such subsidiary to operate the data center business and provide IDC services under the auspices of the IDC license held by GDS Beijing, is cancelled or fails to be renewed on or before the expiry date.

Below are the terms and conditions for offshore project loan facilities:

(i)STT GDC Pte. Ltd. (a) is not or ceases to, directly or indirectly, be the beneficial owner of at least 25% of the issued share capital of GDS Holdings, or (b) does not or ceases to have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to cast, or control the casting of, at least 25% of the votes that may be cast at a meeting of the board of directors (or similar governing body) of GDS Holdings, or (c) is not or ceases to be the single largest shareholder of GDS Holdings;

(ii)GDS Holdings is not or cease to be, directly or indirectly, the legal and beneficial owner of 100% of the issued share capital of, or have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control the relevant borrowing subsidiaries;

(iii)GDS Holdings (a) is not or ceases to be, directly or indirectly, the single largest shareholder of, (b) is not or ceases to be, directly or indirectly, the beneficial owner of at least 40% of the issued share capital of, or (c) does not or ceases to have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to cast, or control the casting of, at least 50.1% of the votes that may be cast at a meeting of the board of directors (or similar governing body) of the relevant borrowing subsidiaries;

(iv)DigitalLand Holdings Limited is not or ceases to be, directly or indirectly, the beneficial owner of 100% of the issued share capital of the relevant borrowing subsidiaries; and

(v)There are changes in the shareholding structure of a principal operating subsidiary of GDS Holdings, as defined in the relevant loan facility agreement.

There are certain other events in the loan facility agreements the occurrence of which could obligate GDS Holdings to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule, including, among others, if the borrowing subsidiary fails to use the loan in accordance with the use of proceeds as provided in the loan facility agreement, the borrowing subsidiary violates or fails to perform any of its commitments under the loan facility agreement, or if GDS Holdings fails to maintain its shares listed on at least one of the following stock exchanges before the maturity date under the relevant loan facility agreement : (i) Nasdaq; or (ii) The Singapore Exchange Securities Trading Limited; or (iii) The Hong Kong Stock Exchange; or (iv) any other stock exchange acceptable to the lender. In addition, the terms of these loan agreements include financial covenants that limit certain financial ratios, such as the interest coverage, gross leverage ratio and tangible net worth, during the relevant period, as defined in the agreements. The terms of these loan agreements also include cross default provisions which could be triggered if the Company (i) fails to repay any financial indebtedness in an aggregate amount equivalent to or exceeding US$4,500 thousand, or, in some cases, RMB50,000, when due or within any originally applicable grace period;  (ii) fails to repay any financial indebtedness or perform any of its obligations under any agreement which could have a material adverse effect on its performance of the loan facility agreements; (iii) fails to repay any financial indebtedness raised with any financial institution; or (iv) fails to perform any loan facility agreement with any financial institution which could result in immediate or accelerated repayment of the financial indebtedness or downgrading of the borrowing subsidiary by any credit rating agency administered by the People’s Bank of China (“PBOC”) in accordance with the regulations promulgated by PBOC governing loan market rating standards. As of December 31, 2022, the Company was in compliance with all of the abovementioned covenants.